Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Central Index Key	dei_EntityCentralIndexKey	0001160168
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 6, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at
www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's AXA Allocation Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

AXA Aggressive Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Aggressive Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.72%	0.72%
Total Annual Portfolio Operating Expenses	1.25%	1.25%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$127	$397	$686	$1,511
Class B Shares	$127	$397	$686	$1,511

*****

AXA Conservative Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.62%	0.62%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement†	-0.15%	-0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$102	$350	$618	$1,384
Class B Shares	$102	$350	$618	$1,384

*****

AXA Conservative-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.65%	0.65%
Total Annual Portfolio Operating Expenses	1.18%	1.18%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.10%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$112	$367	$641	$1,425
Class B Shares	$112	$367	$641	$1,425

*****

AXA Moderate Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.67%	0.67%
Total Annual Portfolio Operating Expenses	1.19%	1.19%
Fee Waiver and/or Expense Reimbursement†	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.15%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$374	$650	$1,440
Class B Shares	$117	$374	$650	$1,440

*****

AXA Moderate-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.69%	0.69%
Total Annual Portfolio Operating Expenses	1.21%	1.21%
Fee Waiver and/or Expense Reimbursement†	-0.01%	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.20%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$122	$383	$664	$1,465
Class B Shares	$122	$383	$664	$1,465

*****

AXA Aggressive Allocation Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXA Aggressive Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.72%	0.72%
Total Annual Portfolio Operating Expenses	1.25%	1.25%

Expense Example - AXA Aggressive Allocation Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	127	397	686	1,511
Class B Shares	127	397	686	1,511

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at
www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's AXA Allocation Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

AXA Aggressive Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Aggressive Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.72%	0.72%
Total Annual Portfolio Operating Expenses	1.25%	1.25%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$127	$397	$686	$1,511
Class B Shares	$127	$397	$686	$1,511

*****

AXA Conservative Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.62%	0.62%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement†	-0.15%	-0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$102	$350	$618	$1,384
Class B Shares	$102	$350	$618	$1,384

*****

AXA Conservative-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.65%	0.65%
Total Annual Portfolio Operating Expenses	1.18%	1.18%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.10%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$112	$367	$641	$1,425
Class B Shares	$112	$367	$641	$1,425

*****

AXA Moderate Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.67%	0.67%
Total Annual Portfolio Operating Expenses	1.19%	1.19%
Fee Waiver and/or Expense Reimbursement†	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.15%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$374	$650	$1,440
Class B Shares	$117	$374	$650	$1,440

*****

AXA Moderate-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.69%	0.69%
Total Annual Portfolio Operating Expenses	1.21%	1.21%
Fee Waiver and/or Expense Reimbursement†	-0.01%	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.20%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$122	$383	$664	$1,465
Class B Shares	$122	$383	$664	$1,465

*****

AXA Aggressive Allocation Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
AXA Aggressive Allocation Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
AXA Aggressive Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

AXA Aggressive Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Aggressive Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.72%	0.72%
Total Annual Portfolio Operating Expenses	1.25%	1.25%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$127	$397	$686	$1,511
Class B Shares	$127	$397	$686	$1,511

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)

AXA Conservative Allocation Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXA Conservative Allocation Portfolio		Class A Shares	Class B Shares
Management Fee		0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses		0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.62%	0.62%
Total Annual Portfolio Operating Expenses		1.15%	1.15%
Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)	(0.15%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%	1.00%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Expense Example - AXA Conservative Allocation Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	102	350	618	1,384
Class B Shares	102	350	618	1,384

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at
www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's AXA Allocation Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

AXA Aggressive Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Aggressive Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.72%	0.72%
Total Annual Portfolio Operating Expenses	1.25%	1.25%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$127	$397	$686	$1,511
Class B Shares	$127	$397	$686	$1,511

*****

AXA Conservative Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.62%	0.62%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement†	-0.15%	-0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$102	$350	$618	$1,384
Class B Shares	$102	$350	$618	$1,384

*****

AXA Conservative-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.65%	0.65%
Total Annual Portfolio Operating Expenses	1.18%	1.18%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.10%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$112	$367	$641	$1,425
Class B Shares	$112	$367	$641	$1,425

*****

AXA Moderate Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.67%	0.67%
Total Annual Portfolio Operating Expenses	1.19%	1.19%
Fee Waiver and/or Expense Reimbursement†	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.15%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$374	$650	$1,440
Class B Shares	$117	$374	$650	$1,440

*****

AXA Moderate-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.69%	0.69%
Total Annual Portfolio Operating Expenses	1.21%	1.21%
Fee Waiver and/or Expense Reimbursement†	-0.01%	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.20%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$122	$383	$664	$1,465
Class B Shares	$122	$383	$664	$1,465

*****

AXA Conservative Allocation Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	618
10 Years	rr_ExpenseExampleYear10	1,384
AXA Conservative Allocation Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	618
10 Years	rr_ExpenseExampleYear10	1,384
AXA Conservative Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

AXA Conservative Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.62%	0.62%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement†	-0.15%	-0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$102	$350	$618	$1,384
Class B Shares	$102	$350	$618	$1,384

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

AXA Conservative-Plus Allocation Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXA Conservative-Plus Allocation Portfolio		Class A Shares	Class B Shares
Management Fee		0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses		0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.65%	0.65%
Total Annual Portfolio Operating Expenses		1.18%	1.18%
Fee Waiver and/or Expense Reimbursement	[1]	(0.08%)	(0.08%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.10%	1.10%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Expense Example - AXA Conservative-Plus Allocation Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	112	367	641	1,425
Class B Shares	112	367	641	1,425

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at
www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's AXA Allocation Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

AXA Aggressive Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Aggressive Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.72%	0.72%
Total Annual Portfolio Operating Expenses	1.25%	1.25%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$127	$397	$686	$1,511
Class B Shares	$127	$397	$686	$1,511

*****

AXA Conservative Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.62%	0.62%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement†	-0.15%	-0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$102	$350	$618	$1,384
Class B Shares	$102	$350	$618	$1,384

*****

AXA Conservative-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.65%	0.65%
Total Annual Portfolio Operating Expenses	1.18%	1.18%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.10%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$112	$367	$641	$1,425
Class B Shares	$112	$367	$641	$1,425

*****

AXA Moderate Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.67%	0.67%
Total Annual Portfolio Operating Expenses	1.19%	1.19%
Fee Waiver and/or Expense Reimbursement†	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.15%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$374	$650	$1,440
Class B Shares	$117	$374	$650	$1,440

*****

AXA Moderate-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.69%	0.69%
Total Annual Portfolio Operating Expenses	1.21%	1.21%
Fee Waiver and/or Expense Reimbursement†	-0.01%	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.20%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$122	$383	$664	$1,465
Class B Shares	$122	$383	$664	$1,465

*****

AXA Conservative-Plus Allocation Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	367
5 Years	rr_ExpenseExampleYear05	641
10 Years	rr_ExpenseExampleYear10	1,425
AXA Conservative-Plus Allocation Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	367
5 Years	rr_ExpenseExampleYear05	641
10 Years	rr_ExpenseExampleYear10	1,425
AXA Conservative-Plus Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

AXA Conservative-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.65%	0.65%
Total Annual Portfolio Operating Expenses	1.18%	1.18%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.10%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$112	$367	$641	$1,425
Class B Shares	$112	$367	$641	$1,425

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

AXA Moderate Allocation Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXA Moderate Allocation Portfolio		Class A Shares	Class B Shares
Management Fee		0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses		0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.67%	0.67%
Total Annual Portfolio Operating Expenses		1.19%	1.19%
Fee Waiver and/or Expense Reimbursement	[1]	(0.04%)	(0.04%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.15%	1.15%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Expense Example - AXA Moderate Allocation Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	117	374	650	1,440
Class B Shares	117	374	650	1,440

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at
www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's AXA Allocation Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

AXA Aggressive Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Aggressive Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.72%	0.72%
Total Annual Portfolio Operating Expenses	1.25%	1.25%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$127	$397	$686	$1,511
Class B Shares	$127	$397	$686	$1,511

*****

AXA Conservative Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.62%	0.62%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement†	-0.15%	-0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$102	$350	$618	$1,384
Class B Shares	$102	$350	$618	$1,384

*****

AXA Conservative-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.65%	0.65%
Total Annual Portfolio Operating Expenses	1.18%	1.18%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.10%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$112	$367	$641	$1,425
Class B Shares	$112	$367	$641	$1,425

*****

AXA Moderate Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.67%	0.67%
Total Annual Portfolio Operating Expenses	1.19%	1.19%
Fee Waiver and/or Expense Reimbursement†	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.15%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$374	$650	$1,440
Class B Shares	$117	$374	$650	$1,440

*****

AXA Moderate-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.69%	0.69%
Total Annual Portfolio Operating Expenses	1.21%	1.21%
Fee Waiver and/or Expense Reimbursement†	-0.01%	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.20%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$122	$383	$664	$1,465
Class B Shares	$122	$383	$664	$1,465

*****

AXA Moderate Allocation Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	374
5 Years	rr_ExpenseExampleYear05	650
10 Years	rr_ExpenseExampleYear10	1,440
AXA Moderate Allocation Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	374
5 Years	rr_ExpenseExampleYear05	650
10 Years	rr_ExpenseExampleYear10	1,440
AXA Moderate Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

AXA Moderate Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.67%	0.67%
Total Annual Portfolio Operating Expenses	1.19%	1.19%
Fee Waiver and/or Expense Reimbursement†	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.15%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$374	$650	$1,440
Class B Shares	$117	$374	$650	$1,440

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

AXA Moderate-Plus Allocation Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXA Moderate-Plus Allocation Portfolio		Class A Shares	Class B Shares
Management Fee		0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses		0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.69%	0.69%
Total Annual Portfolio Operating Expenses		1.21%	1.21%
Fee Waiver and/or Expense Reimbursement	[1]	(0.01%)	(0.01%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	1.20%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Expense Example - AXA Moderate-Plus Allocation Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	122	383	664	1,465
Class B Shares	122	383	664	1,465

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus and Statement of Additional Information ("SAI"), as supplemented, of the AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus and/or a copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust's website at
www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the approval by each Portfolio's Class A shareholders of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class A shares of each of the Trust's AXA Allocation Portfolios (each, a "Portfolio").

*****

As discussed above, effective January 1, 2012, Class A shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service fee for each Portfolio's Class A shares will be 0.25% of the average daily net assets attributable to Class A shares, the same fee currently applicable to each Portfolio's Class B shares.

As such, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the Prospectus, including in the following section of the Prospectus of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Portfolio Services – Additional Information – Portfolio Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class A shares not being subject to a Rule 12b-1/distribution plan or fee in the SAI, including in the following sections of the SAI of each of the Trust's Portfolios, are hereby deleted in their entirety and all references to the distribution arrangements of Class A shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor," and "Other Information – Classes of Shares."

*****

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

AXA Aggressive Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Aggressive Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.72%	0.72%
Total Annual Portfolio Operating Expenses	1.25%	1.25%

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$127	$397	$686	$1,511
Class B Shares	$127	$397	$686	$1,511

*****

AXA Conservative Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.62%	0.62%
Total Annual Portfolio Operating Expenses	1.15%	1.15%
Fee Waiver and/or Expense Reimbursement†	-0.15%	-0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$102	$350	$618	$1,384
Class B Shares	$102	$350	$618	$1,384

*****

AXA Conservative-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Conservative-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.65%	0.65%
Total Annual Portfolio Operating Expenses	1.18%	1.18%
Fee Waiver and/or Expense Reimbursement†	-0.08%	-0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.10%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$112	$367	$641	$1,425
Class B Shares	$112	$367	$641	$1,425

*****

AXA Moderate Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.67%	0.67%
Total Annual Portfolio Operating Expenses	1.19%	1.19%
Fee Waiver and/or Expense Reimbursement†	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.15%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$117	$374	$650	$1,440
Class B Shares	$117	$374	$650	$1,440

*****

AXA Moderate-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.69%	0.69%
Total Annual Portfolio Operating Expenses	1.21%	1.21%
Fee Waiver and/or Expense Reimbursement†	-0.01%	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.20%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$122	$383	$664	$1,465
Class B Shares	$122	$383	$664	$1,465

*****

AXA Moderate-Plus Allocation Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	383
5 Years	rr_ExpenseExampleYear05	664
10 Years	rr_ExpenseExampleYear10	1,465
AXA Moderate-Plus Allocation Portfolio | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	383
5 Years	rr_ExpenseExampleYear05	664
10 Years	rr_ExpenseExampleYear10	1,465
AXA Moderate-Plus Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Further, effective January 1, 2012, with respect to each Portfolio of the Trust, the tables in the "Fees and Expenses of the Portfolio" section of the Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

AXA Moderate-Plus Allocation Portfolio

Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
AXA Moderate-Plus Allocation Portfolio	Class A Shares	Class B Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses (Underlying Portfolios)	0.69%	0.69%
Total Annual Portfolio Operating Expenses	1.21%	1.21%
Fee Waiver and/or Expense Reimbursement†	-0.01%	-0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.20%

†Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$122	$383	$664	$1,465
Class B Shares	$122	$383	$664	$1,465

*****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed do not exceed the amounts shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011